Leases - Schedule of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 3,346
Short-term lease cost	879
Variable lease cost	506
Total operating lease cost	4,731
Cost of sales
Lessee, Lease, Description [Line Items]
Operating lease cost	811
Variable lease cost	236
Selling, General and administrative
Lessee, Lease, Description [Line Items]
Operating lease cost	2,535
Short-term lease cost	879
Variable lease cost	$ 270